Consolidated Statements of Comprehensive Income - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016 [1]	Dec. 31, 2015 [1]
Consolidated statements of comprehensive income [abstract]
Net income		€ 39,067	€ 38,336	€ 46,680
Items that are, or may be, reclassified subsequently to profit or loss
Foreign currency translation differences		(7,245)	(12,713)	11,633
Effective portion of changes in fair value of cash flow hedge		110	(45)	50
Tax on items that are, or may be, reclassified subsequently to profit or loss
Foreign currency translation differences		205	1,836	(1,208)
Effective portion of changes in fair value of cash flow hedge		(36)	15	(16)
Other comprehensive income/(loss), net of tax		(6,966)	(10,907)	10,459
Total comprehensive income attributable to shareholders	[2]	€ 32,101	€ 27,429	€ 57,139

[1]	Comparative figures for the years ended December 31, 2016 and 2015 were restated. For further information on the errors, see Notes 2 and 29 of these 2017 consolidated financial statements.
[2]	The accompanying notes form an integral part of these consolidated financial statements.